Balance Sheet Disclosures (Details Textual) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Balance Sheet Disclosures (Textual)
Depreciation expense		$ 383,299	$ 415,639	$ 549,630	$ 210,892
Amortization expense		126,311	84,000	161,446	0
Impairment fixed assets	$ 679,535		$ 679,535	4,906,217	$ 0
El Toros [Member]
Balance Sheet Disclosures (Textual)
Impairment fixed assets				806,217
Customer lists				$ 106,270